Statutory Accounting and Regulatory Matters (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 24, 2023	Mar. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Statutory capital and surplus			$ 6,000	$ 6,100
Statutory net (loss) income			3,688	136	$ (1,933)
Remitted return of capital		$ (600)
Statutory basis VOBA			0	33
Subsequent Event
Statutory Accounting Practices [Line Items]
Return of capital	$ 150
Jackson Financial
Statutory Accounting Practices [Line Items]
Adjusted earned surplus			943
Brooke Life
Statutory Accounting Practices [Line Items]
Dividend payments			0	$ 0	$ 0
Brooke Life
Statutory Accounting Practices [Line Items]
Amount available for payment of dividends			$ 3,688
Brooke Life | Parent Company | Subsequent Event
Statutory Accounting Practices [Line Items]
Ordinary dividend	$ 450